SCHEDULE OF DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITY (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carried forward		$ 4,029,778	$ 2,254,068
Deferred tax assets, gross		4,029,778	2,254,068
Valuation allowance		(1,940,958)	(1,703,274)	$ (1,372,267)	$ (10,988)
Deferred tax assets, net of valuation allowance		2,088,820	550,794
Intangible assets acquired from business combination	[1]	22,408,835	22,579,335
Intangible assets acquired from asset acquisition	[2]	1,252,372	2,079,880
Total deferred tax liabilities		$ 23,661,207	$ 24,659,215

[1]	The Group initial recognized $8,798,807, $14,427,828 and $1,596,010 of deferred tax liability from reverse acquisition on March 18, 2021, business acquisition on January 10, 2023 and business acquisition on October 2, 2025 due to appreciation fair value of intangible assets acquired. The Group reverse due to amortization of related intangible assets.
[2]	The Group initial recognized $4,413,819 of deferred tax liability from asset acquisition in 2021 and reverse $792,335 and $770,690 due to amortization of related intangible assets during the years end December 31, 2023 and 2024, respectively.